Related Party Transactions - Schedule of Compensation of key Management Personnel (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Compensation of Key Management Personnel [Abstract]
Short term employee benefits and fees	¥ 19,059	$ 2,611	¥ 20,118	¥ 21,168
Equity-settled share-based payment expenses	625	86	1,763	3,690
Post-employment benefits	977	134	986	911
Total	¥ 20,661	$ 2,831	¥ 22,867	¥ 25,769